Inventories, Net - Schedule of Inventory Valuation Allowances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory Valuation Allowances [Abstract]
Balance at beginning of the year	$ 32,367	$ 38,415	$ 6,894
Provision	125,614	488	32,412
Exchange difference	4,910	(6,536)	(891)
Balance at end of the year	$ 162,891	$ 32,367	$ 38,415